Supplement dated October 29, 2013

to the Prospectus of the following fund:

Fund	Prospectus Dated

Columbia Funds Series Trust I

Active Portfolios® Multi-Manager Alternative Strategies Fund              1/1/2013, as supplemented

(the “Fund”)

Effective on or about November 25, 2013, all references to Eaton Vance Management (Eaton Vance) as investment subadviser to the Fund, including references to the Eaton Vance Sleeve - Global Macro Advantage Strategy, are hereby removed.

Shareholders should retain this Supplement for future reference.

SUP100_08_002_(10/13)